SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Professional fees	$ 151,269	$ 297,636		$ 58,594
Promotion expenses	36,259	37,433
Payroll	22,730	23,976
Commission	231,603	224,711
Others	63,689	63,921		18,652
Total	505,550	647,677		77,246
Payables to non-trade vendors and service providers	$ 505,550	$ 647,677		77,246
Agape Superior Living S D N B H D [Member]
Payables to non-trade vendors and service providers			$ 209,096	$ 252,902	$ 968,547